Intangible Assets - Disclosure of Impairment of Intangible Assets (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2020	Jan. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	$ 1,253	$ 1,564
FOH License [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets			$ 1,914
Naked Patents & Licence [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets			123
Patents & Licence [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets			2,037
Pleasure State [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	1,253
Brands - Naked [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets			2,130
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	1,253	1,564	2,130
Software & Website [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets			202
Impairment of Software [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets			$ 202